UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund: BlackRock MuniYield Pennsylvania Insured Fund (MPA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield Pennsylvania Insured Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Pennsylvania Insured Fund
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Par
Municipal Bonds	(000)	Value
Pennsylvania - 133.5%
Corporate - 7.1%	Delaware County, Pennsylvania, IDA, Water Facilities Revenue
Refunding Bonds (Aqua Pennsylvania, Inc. Project), AMT, Series
B, 5%, 11/01/36 (a)(b)	$4,770	$ 3,991,584
Montgomery County, Pennsylvania, IDA, Water Facilities
Revenue Bonds (Aqua Pennsylvania, Inc. Project), Series A,
5.25%, 7/01/42	1,800	1,523,106
Northumberland County, Pennsylvania, IDA, Water Facilities
Revenue Refunding Bonds (Aqua Pennsylvania Inc. Project),
AMT, 5.05%, 10/01/39 (a)(b)	6,000	5,010,720
Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds (Waste Management Inc.
Project), AMT, Series A, 5.10%, 10/01/27	1,200	992,952
11,518,362
County/City/Special	Chambersburg, Pennsylvania, Area School District, GO,
District/School District -	5.25%, 3/01/26 (a)(b)	2,115	2,150,151
43.8%	Chambersburg, Pennsylvania, Area School District, GO,
5.25%, 3/01/27 (a)(b)	2,500	2,529,350
Connellsville, Pennsylvania, Area School District, GO,
Series B, 5%, 11/15/37 (c)	1,000	990,970
Delaware Valley Regional Finance Authority, Pennsylvania,
Local Government Revenue Bonds, Series A,
5.50%, 8/01/28 (d)	2,230	2,329,993
East Stroudsburg, Pennsylvania, Area School District, GO,
Series A, 7.75%, 9/01/27 (a)(b)	2,000	2,375,500
Erie County, Pennsylvania, Convention Center Authority,
Convention Center Hotel Revenue Bonds, 5%, 1/15/36 (a)(b)	8,850	8,595,297
Marple Newtown, Pennsylvania, School District, GO,
5%, 6/01/31 (c)	3,500	3,546,900
North Allegheny, Pennsylvania, School District, GO, Series C,
5.25%, 5/01/27 (c)	2,175	2,241,446
Northeastern York School District, Pennsylvania, GO, Series B,
5%, 4/01/32 (a)(b)	1,585	1,574,238
Philadelphia, Pennsylvania, Authority for Industrial
Development, Lease Revenue Bonds, Series B,
5.50%, 10/01/11 (c)(e)	3,000	3,332,760
Philadelphia, Pennsylvania, GO, Refunding, Series A,
5.25%, 12/15/32 (c)	7,000	6,999,580
Philadelphia, Pennsylvania, Qualified Redevelopment Authority
Revenue Bonds, AMT, Series B, 5%, 4/15/27 (a)(b)	4,645	4,096,565
Philadelphia, Pennsylvania, Redevelopment Authority Revenue
Bonds (Neighborhood Transformation), Series A, 5.50%, 4/15/22
(a)(b)	1,750	1,767,990
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
EDR	Economic Development Revenue Bonds	IDA	Industrial Development Authority
GO	General Obligation Bonds	S/F	Single-Family

BlackRock MuniYield Pennsylvania Insured Fund
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Philadelphia, Pennsylvania, School District, GO, Series B,
	5.625%, 8/01/12 (a)(e)	$ 10,000	$ 11,335,200
	Philadelphia, Pennsylvania, School District, GO, Series E,
	6%, 9/01/38	4,800	5,073,504
	Reading, Pennsylvania, School District, GO, 5%, 1/15/29 (c)	6,000	6,050,580
	Scranton, Pennsylvania, School District, GO, Series A,
	5%, 7/15/38 (c)	3,500	3,457,335
Shaler Area School District, Pennsylvania, Capital Appreciation,
	GO, 4.788%, 9/01/30 (f)(g)	6,145	1,757,040
	York, Pennsylvania, City School District, GO, Series A,
	5.25%, 6/01/22 (f)	1,040	1,082,245
			71,286,644
Education - 9.1%	Gettysburg, Pennsylvania, Municipal Authority, College
	Revenue Refunding Bonds, 5%, 8/15/23 (b)	4,000	3,955,440
	Pennsylvania State Higher Educational Facilities Authority,
	State System Revenue Bonds, Series AE, 4.75%, 6/15/32 (b)	8,845	8,578,765
	University of Pittsburgh, Pennsylvania, The Commonwealth
System of Higher Education, Revenue Bonds (Capital Project),
	Series B, 5%, 9/15/28	2,200	2,248,048
			14,782,253
Health - 11.0%	Allegheny County, Pennsylvania, Hospital Development
	Authority, Health Center Revenue Bonds (University of
	Pittsburgh Medical Center Health System), Series B,
	6%, 7/01/26 (b)	2,000	2,123,780
	Lehigh County, Pennsylvania, General Purpose Authority,
	Hospital Revenue Bonds (Lehigh Valley Health Network),
	Series A, 5%, 7/01/33 (c)	7,995	7,413,044
	Monroe County, Pennsylvania, Hospital Authority Revenue
	Refunding Bonds (Pocono Medical Center), 5.125%, 1/01/37	1,265	998,338
	Pennsylvania State Higher Educational Facilities Authority
	Revenue Bonds (UPMC Health System), Series A,
	6%, 1/15/22	3,000	3,068,760
	Philadelphia, Pennsylvania, Hospitals and Higher Education
	Facilities Authority, Hospital Revenue Refunding Bonds
	(Presbyterian Medical Center), 6.65%, 12/01/19 (h)	3,000	3,747,570
Sayre, Pennsylvania, Health Care Facilities Authority, Revenue
	Refunding Bonds (Guthrie Healthcare System), Series A,
	5.875%, 12/01/31	590	539,455
			17,890,947
Housing - 6.6%	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds,
	Series 96A, 4.70%, 10/01/37	3,000	2,521,050
Pennsylvania HFA, S/F Revenue Bonds, AMT, Series 72A, 5.25%,
	4/01/21 (b)	5,000	5,015,350
	Philadelphia, Pennsylvania, Housing Authority Revenue
	Bonds (Capital Fund Program), Series A, 5.50%, 12/01/18 (c)	3,000	3,166,530
			10,702,930

BlackRock MuniYield Pennsylvania Insured Fund
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
State - 24.6%	Pennsylvania State, GO, First Series, 5%, 3/15/29	$ 1,900	$ 1,983,923
Pennsylvania State Public School Building Authority, Revenue
Refunding Bonds (The School District of Philadelphia Project),
	Series B, 5%, 6/01/26 (c)	19,025	19,458,009
Pennsylvania State Public School Building Authority, School and
	Capital Appreciation Revenue Bonds (Corry Area School
	District), 4.85%, 12/15/22 (c)(g)	1,980	1,019,858
Pennsylvania State Public School Building Authority, School and
	Capital Appreciation Revenue Bonds (Corry Area School
	District), 4.87%, 12/15/23 (c)(g)	1,980	944,064
Pennsylvania State Public School Building Authority, School and
	Capital Appreciation Revenue Bonds (Corry Area School
	District), 4.89%, 12/15/24 (c)(g)	1,980	879,457
Pennsylvania State Public School Building Authority, School and
	Capital Appreciation Revenue Bonds (Corry Area School
	District), 4.92%, 12/15/25 (c)(g)	1,980	818,473
	Pennsylvania State Public School Building Authority, School
	Revenue Bonds (Harrisburg School District), Series A,
	5%, 11/15/33 (i)	1,200	1,171,788
	Pennsylvania State Turnpike Commission, Oil Franchise Tax
	Revenue Bonds, Series C, 5%, 12/01/32 (b)	13,600	13,712,880
			39,988,452
Transportation - 16.0%	Pennsylvania State Turnpike Commission, Turnpike Revenue
	Bonds, Series A, 5.50%, 12/01/31 (d)	7,800	7,964,814
Pennsylvania State Turnpike Commission, Turnpike Revenue
	Bonds, Series A, 5.25%, 12/01/32 (d)	350	355,225
Pennsylvania State Turnpike Commission, Turnpike Revenue
	Bonds, Sub-Series A, 5%, 6/01/39 (i)	3,500	3,535,770
Philadelphia, Pennsylvania, Airport Revenue Bonds, AMT, Series
	A, 5%, 6/15/37 (c)	7,500	6,532,200
	Philadelphia, Pennsylvania, Authority for Industrial
	Development, Airport Revenue Refunding Bonds
	(Philadelphia Airport System Project), AMT, Series A,
	5.50%, 7/01/17 (a)(b)	4,000	4,023,320
	Philadelphia, Pennsylvania, Authority for Industrial
	Development, Airport Revenue Refunding Bonds
	(Philadelphia Airport System Project), AMT, Series A,
	5.50%, 7/01/18 (a)(b)	3,655	3,658,363
			26,069,692
Utilities - 15.3%	Allegheny County, Pennsylvania, Sanitation Authority, Sewer
	Revenue Refunding Bonds, Series A, 5%, 12/01/30 (b)	5,000	4,734,450
	Delaware County, Pennsylvania, IDA Revenue Bonds
	(Pennsylvania Suburban Water Company Project), AMT,
	Series A, 5.15%, 9/01/32 (d)	5,500	4,786,045

BlackRock MuniYield Pennsylvania Insured Fund
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Northampton Borough, Pennsylvania, Municipal Authority,
	Water Revenue Bonds, 5%, 5/15/34 (b)	$935	$ 931,008
	Pennsylvania State, IDA, EDR, Refunding, 5.50%, 7/01/20 (d)	7,000	7,347,480
Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 1998
	General Ordinance, 4th Series, 5%, 8/01/32 (c)	4,500	4,420,710
Reading, Pennsylvania, Area Water Authority, Water Revenue
	Bonds, 5%, 12/01/27 (c)	2,680	2,724,434
			24,944,127
	Total Municipal Bonds in Pennsylvania		217,183,407
Guam - 1.4%
Transportation - 1.4%	A.B. Won Guam International Airport Authority, General
	Revenue Refunding Bonds, AMT, Series C, 5%, 10/01/23 (b)	2,500	2,294,800
	Total Municipal Bonds - 134.9%		219,478,207
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (j)
Pennsylvania - 18.4%
County/City/Special	East Stroudsburg, Pennsylvania, Area School District,
District/School District - 7.9%	GO, Refunding, 5%, 9/01/25 (c)	7,000	7,286,580
	Pennsylvania State, GO, 5%, 3/15/28	5,203	5,472,367
			12,758,947
State - 10.5%	Pennsylvania State Public School Building Authority,
	School Lease Revenue Bonds (The School District of
	Philadelphia Project), 5.25%, 6/01/13 (c)(e)	15,000	17,148,750
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 18.4%		29,907,697
	Total Long-Term Investments
	(Cost - $252,702,629) - 153.3%		249,385,904
	Short-Term Securities	Shares
Money Market Fund - 2.1%	CMA Pennsylvania Municipal Money Fund, 0.15% (k)(l)	3,454,858	3,454,858
	Total Short-Term Securities
	(Cost - $3,454,858) - 2.1%		3,454,858
	Total Investments (Cost - $256,157,487*) - 155.4%		252,840,762
	Other Assets Less Liabilities - 1.1%		1,752,899
Liability for Trust Certificates, Including Interest Expense
	and Fees Payable - (8.9)%		(14,492,780)
	Preferred Shares, at Redemption Value - (47.6)%		(77,407,264)
	Net Assets Applicable to Common Shares - 100.0%		$162,693,617

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$241,922,147
Gross unrealized appreciation	$9,850,978
Gross unrealized depreciation	(13,400,736)
Net unrealized depreciation	$(3,549,758)

BlackRock MuniYield Pennsylvania Insured Fund
Schedule of Investments April 30, 2009 (Unaudited)

(a) FGIC Insured.
(b) NPFGC Insured.
(c) FSA Insured.
(d) AMBAC Insured.
(e) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f) XL Capital Insured.
(g) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h) Security is collateralized by Municipal or US Treasury Obligations.
(i) Assured Guaranty Insured.
(j) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA Pennsylvania Municipal Money Fund	(8,606,304)	$ 94,371

(l) Represents the current yield as of report date.

• Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$3,454,858
Level 2	249,385,904
Level 3	-
Total	$252,840,762

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Insured Fund

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield Pennsylvania Insured Fund

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Insured Fund

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Pennsylvania Insured Fund

Date: June 19, 2009